Debt - Schedule of Debt (Details) (10-K) - USD ($) $ in Thousands	Sep. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Total Debt	$ 57,253	$ 39,313	$ 37,393
Less Deferred Financing Costs		(497)	(1,171)
Total Debt, Net	57,221	38,816	36,222
Less: Total Current Debt, Net	(14,859)	(38,456)	(657)
Total Long-Term Debt	1,034
Jackson Investment Group - Related Party [Member]
Total Debt	35,740	38,278
HSBC Term Loan [Member]
Total Debt	$ 2,118	$ 1,035	1,653
Jackson Investment Group L L C Term Loan Related Party [Member]
Total Debt			$ 35,740